Financial Risk Management, Objectives and Policies - Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial obligations	S/ 1,416,291	S/ 1,498,655
Interest	246,555	316,534
Trade and other payables	217,396	212,924
Lease liabilities	16,229	9,420
Less than 3 months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial obligations	190,292	190,292
Interest	26,674	29,255
Trade and other payables	157,001	155,556
Lease liabilities	1,278	758
3 to 12 months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial obligations	343,272	269,272
Interest	44,729	49,887
Trade and other payables	60,395	57,368
Lease liabilities	3,601	2,200
1 to 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial obligations	665,727	729,091
Interest	145,449	189,657
Trade and other payables
Lease liabilities	10,849	5,819
More than 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial obligations	217,000	310,000
Interest	29,703	47,735
Trade and other payables
Lease liabilities	S/ 501	S/ 643